Income Taxes (Details) $ in Millions	Dec. 31, 2022 USD ($)
Income Taxes (Details) [Line Items]
Taxable income percentage	80.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Net operating loss	$ 22.3
Minimum [Member]
Income Taxes (Details) [Line Items]
Net operating loss	7.3
New York [Member]
Income Taxes (Details) [Line Items]
Net operating loss	22.3
2040 [Member]
Income Taxes (Details) [Line Items]
Net operating loss	6.2
2041 [Member]
Income Taxes (Details) [Line Items]
Net operating loss	8.9
Two Thousand and Forty Two [Member]
Income Taxes (Details) [Line Items]
Net operating loss	$ 7.3